Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property, plant and equipment

DKK thousand	Plant and machinery	Other fixtures and fittings	Leasehold improvements
Cost at January 1, 2017	47,170	3,612	10,715
Adjustment to prior year	0	286	0
Additions	6,657	484	85
Retirements	–198	0	0

Cost at December 31, 2017	53,629	4,382	10,800

Depreciation at January 1, 2017	35,089	2,458	10,307
Adjustment to prior year	0	286	0
Depreciation for the year	3,883	685	189
Retirements	–198	0	0

Depreciation at December 31, 2017	38,774	3,429	10,496

Carrying amount at December 31, 2017	14,855	953	304

Depreciation for the financial year has been charged as:
Research and development expenses	3,883	569	157
Administrative expenses	0	116	32

Total	3,883	685	189

Cost at January 1, 2016	66,506	8,794	10,772
Additions	1,965	515	120
Retirements	–21,301	–5,697	–177

Cost at December 31, 2016	47,170	3,612	10,715

Depreciation at January 1, 2016	51,834	7,641	10,144
Depreciation for the year	4,556	534	320
Retirements	–21,301	–5,697	–177
Transfer	0	–20	20

Depreciation at December 31, 2016	35,089	2,458	10,307

Carrying amount at December 31, 2016	12,081	1,154	408

Depreciation for the financial year has been charged as:
Research and development expenses	4,556	438	262
Administrative expenses	0	96	58

Total	4,556	534	320

DKK thousand	Plant and machinery	Other fixtures and fittings	Leasehold improvements
Cost at January 1, 2015	62,771	8,663	10,598
Additions	3,735	131	174
Cost at December 31, 2015	66,506	8,794	10,772
Depreciation at January 1, 2015	46,777	7,090	9,537
Depreciation for the year	5,057	551	607
Depreciation at December 31, 2015	51,834	7,641	10,144
Carrying amount at December 31, 2015	14,672	1,153	628
Depreciation for the financial year has been charged as:
Research and development expenses*	5,057	436	480
Administrative expenses*	0	115	127
Total	5,057	551	607

*Due to a change in allocation, the figures for depreciation allocated to other fixtures and fittings and leasehold improvements have been restated.